                             NATIONWIDE MUTUAL FUNDS

                              Nationwide Bond Fund
                           Nationwide Bond Index Fund
                       Nationwide China Opportunities Fund
                        Nationwide Emerging Markets Fund
                         Nationwide Enhanced Income Fund
                    Nationwide Global Financial Services Fund
                     Nationwide Global Health Sciences Fund
                    Nationwide Global Natural Resources Fund
              Nationwide Global Technology and Communications Fund
                        Nationwide Global Utilities Fund
                         Nationwide Government Bond Fund
                             Nationwide Growth Fund
                      Nationwide International Growth Fund
                       Nationwide International Index Fund
                Nationwide Investor Destinations Aggressive Fund
           Nationwide Investor Destinations Moderately Aggressive Fund
                 Nationwide Investor Destinations Moderate Fund
          Nationwide Investor Destinations Moderately Conservative Fund
               Nationwide Investor Destinations Conservative Fund
                         Nationwide Large Cap Value Fund
                        Nationwide Micro Cap Equity Fund
                         Nationwide Mid Cap Growth Fund
                     Nationwide Mid Cap Growth Leaders Fund
                      Nationwide Mid Cap Market Index Fund
                          Nationwide Money Market Fund
                                 Nationwide Fund
                             Nationwide Leaders Fund
                  Nationwide Optimal Allocations Fund: Growth
              Nationwide Optimal Allocations Fund: Moderate Growth
                  Nationwide Optimal Allocations Fund: Moderate
                 Nationwide Optimal Allocations Fund: Defensive
                 Nationwide Optimal Allocations Fund: Specialty
                          Nationwide S&P 500 Index Fund
                       Nationwide Short Duration Bond Fund
                            Nationwide Small Cap Fund
                         Nationwide Small Cap Index Fund
                        Nationwide Small Cap Leaders Fund
                         Nationwide Tax-Free Income Fund
                       Nationwide U.S. Growth Leaders Fund
                 Nationwide U.S. Growth Leaders Long-Short Fund
                       Nationwide Value Opportunities Fund
                        Nationwide Worldwide Leaders Fund
                        NorthPointe Small Cap Growth Fund
                        NorthPointe Small Cap Value Fund

                     Supplement dated August 13, 2007 to the
           Statement of Additional Information dated February 28, 2007
                            (as revised May 1, 2007)

Capitalized  terms and  certain  other  terms  used in this  supplement,  unless otherwise defined in this supplement,  have the meanings assigned to them in the
Statement of Additional Information ("SAI").

1. Effective August 3, 2007, Michael A. Krulikowski resigned as Chief Compliance
Officer of the Trust.  All  references to Michael A.  Krulikowski in the section entitled "Trustees and Officers of the Trust" are amended accordingly.

2. Effective August 3, 2007, the Board of Trustees  approved Carol Baldwin Moody as Chief  Compliance  Officer of the Trust.  Since  November 2005, Ms. Moody has
been  Senior  Vice  President,  Chief  Compliance  Officer of  Nationwide.  From
February  2004-November  2005, she was Chief Compliance Officer of TIAA-CREF and
from April  2000-February  2004, she was Managing  Director and General Counsel,
TCW/Latin America Partners, LLC and Baeza & Co., LLC.

3.   The chart  beginning on page 210 in Appendix C to the SAI is hereby deleted in its entirety and replaced with the following:

APPENDIX C - PORTFOLIO MANAGERS

                       Information as of December 31, 2006

INVESTMENTS IN EACH FUND

Name of Portfolio Manager             Fund Name                                     Dollar  Range of  Investments  in
                                                                                    Each Fund

Nationwide Fund Advisors,  Nationwide  Separate Accounts,  LLC,,  NorthPointe  Capital LLC, and Morley
Capital Management, Inc.

Christopher Baggini                   Nationwide Growth                             $10,001-50,000
                                      Nationwide U.S. Growth Leaders                $100,001-1,000,000
                                      Nationwide U.S. Growth Leaders Long-Short     None

Alpha Benson                          Nationwide Tax-Free Income                    None
Mabel Brown                           Nationwide Bond Fund                          None
Douglas Burtnick                      Nationwide Growth                             None
                                      Nationwide U.S. Growth Leaders                $10,001-50,000
                                      Nationwide U.S. Growth Leaders Long-Short     None
                                      Nationwide Global Financial Services          None

Peter Cahill                          Nationwide Large Cap Value                    $100,001-1,000,000
Joseph Cerniglia                      Nationwide                                    $1-10,000
Mary Champagne                        Nationwide Value Opportunities                None
                                      NorthPointe Small Cap Value                   None
                                      Nationwide Large Cap Value                    None
Gary Davis                            Nationwide Bond Fund                          $1-10,000
William Gerlach                       Nationwide Global Natural Resources           None
                                      Nationwide Small Cap Leaders                  None
                                      Nationwide Small Cap                          None
Robert Glise                          Nationwide Mid Cap Growth                     $100,001-1,000,000
Gary Haubold                          Nationwide                                    None
                                      Nationwide Leaders                            None
                                      Nationwide Small Cap                          None
                                      Nationwide Small Cap Leaders                  None
Gary Hunt                             Nationwide Government Bond                    None
Shane Johnston                        Nationwide Short Duration Bond                None
                                      Nationwide Enhanced Income                    None
Karl Knas                             NorthPointe Small Cap Growth                  None
                                      Nationwide Small Cap Leaders                  None
Jason Kotik                           Nationwide Global Natural Resources           None

Name of Portfolio Manager             Fund Name                                     Dollar  Range of  Investments  in
                                                                                    Each Fund

William H. Miller                     Nationwide Optimal Allocations Fund:
                                         Moderate                                   None
                                      Nationwide Optimal Allocations Fund:
                                         Moderate Growth                            None
                                      Nationwide Optimal Allocations Fund: Growth
                                      Nationwide Optimal Allocations Fund:          None
                                         Specialty
                                      Nationwide Optimal Allocations Fund:          None
                                         Defensive
                                      Nationwide Investor Destinations Aggressive   None
                                         Fund
                                      Nationwide Investor Destinations Moderately   None
                                         Aggressive Fund
                                      Nationwide Investor Destinations Moderate     None
                                         Fund
                                      Nationwide Investor Destinations Moderately   None
                                         Conservative Fund
                                      Nationwide Investor Destinations              None
                                         Conservative Fund
                                                                                    None
Joseph O'Connor                       Nationwide Mid Cap Growth Leaders             None
Jeffrey Petherick                     Nationwide Value Opportunities                $50,001-100,000
                                      NorthPointe Small Cap Value                   None
                                      Nationwide Large Cap Value                    None
Perpetua Phillips                     Nationwide Short Duration Bond                None
                                      Nationwide Enhanced Income                    None
Charles Purcell                       Nationwide Small Cap                          None
                                      Nationwide Small Cap Leaders                  None
Stuart Quint                          Nationwide Global Financial Services          None
Robert Tango*                         Nationwide Global Technology and
                                      Communications                                None
Carl Wilk                             Nationwide Small Cap Leaders                  None
                                      Nationwide Micro Cap Equity                   $100,001-1,000,000
                                      NorthPointe Small Cap Growth                  None

 Gartmore Global Partners
Charles Awdry                         Nationwide China Opportunities                None

Brian O'Neill                         Nationwide International Growth               None
                                      Nationwide Worldwide Leaders                  None

Christopher Palmer                    Nationwide Emerging Markets                   None

Neil Rogan                            Nationwide Worldwide Leaders                  None

Ben Walker                            Nationwide Global Utilities                   None
                                      Nationwide International Growth               None
                                      Nationwide Worldwide Leaders                  None
BlackRock Investment Management, LLC
Debra Jelilian                        Nationwide S&P 500 Index                      None
                                      Nationwide International Index                None
                                      Nationwide Mid Cap Market Index               None
                                      Nationwide Small Cap Index                    None
Name of Portfolio Manager             Fund Name                                     Dollar  Range of  Investments  in
                                                                                    Each Fund
Jeffrey Russo                         Nationwide S&P 500 Index                      None
                                      Nationwide International Index                None
                                      Nationwide Mid Cap Market Index               None
                                      Nationwide Small Cap Index                    None
Scott Amero                           Nationwide Bond Index Fund                    None
Keith Anderson                        Nationwide Bond Index Fund                    None
Matthew Mara                          Nationwide Bond Index Fund                    None
Andrew J. Phillips                    Nationwide Bond Index Fund                    None

* Information is as of the date of this supplement.

4.   The section  entitled  "Other  Managed  Accounts"  beginning on page 214 in
     Appendix C to the SAI is hereby  deleted in its entirety and replaced  with the following:

OTHER MANAGED ACCOUNTS

The following chart  summarizes  information  regarding  accounts other than the
Fund   for   which   each   portfolio   manager   has   day-to-day    management
responsibilities.  Accounts are grouped into the following three categories: (1)
mutual funds; (2) other pooled investment vehicles;  and (3) other accounts.  To the  extent  that any of these  accounts  pay  advisory  fees  that are based on account performance ("performance-based fees"), information on those accounts is provided separately.

------------------------------------------------- -------------------------------------------------------------------
                                                  Number of  Accounts  Managed by Each  Portfolio  Manager and Total
Name of Portfolio Manager                         Assets by Category
--------------------------------------------------------------------------------------------------------------- -----
Nationwide Fund Advisors,  Nationwide Separate Accounts,  LLC,  NorthPointe  Capital,  LLC, and Morley Capital
Management, Inc.
------------------------------------------------- -------------------------------------------------------------------
Christopher Baggini(1)                            Mutual Funds: 6 accounts,  $675,255,259  total assets (2 accounts,
                                                  $179,085,623  total  assets for which the advisory fee is based on performance)
                                                  Other Pooled Investment  Vehicles:  2 accounts,  $49,402,860 total assets (both for which the advisory fee is based on performance)
                                                  Other accounts:  2 accounts,  $40,078,218 total assets (1 account,
                                                  $25,026,260 for which the advisory fee is based on performance)
------------------------------------------------- -------------------------------------------------------------------
Alpha Benson                                      Mutual Funds: 1 account, $156,715,108 total assets
                                                  Other Pooled Investment
                                                  Vehicles: 1 account, $7,777,997,986 total assets
                                                  Other Accounts: 0 accounts, $0 total assets
------------------------------------------------- -------------------------------------------------------------------
Mabel Brown                                       Mutual Funds: 1 account, $96,434,484 total assets
                                                  Other Pooled Investment
                                                  Vehicles: 3 accounts, $1,188,000,000 total assets
                                                  Other Accounts: 0 accounts, $0 total assets
------------------------------------------------- -------------------------------------------------------------------
Douglas Burtnick                                  Mutual Funds: 9 accounts,  $861,351,732  total assets (6 accounts,
                                                  $358,622,615 for which the advisory fee is based on performance)
                                                  Other Pooled Investment
                                                  Vehicles:  4  accounts,  $181,836,394  total  assets (3  accounts,
                                                  $79,695,609  total  assets for which the  advisory fee is based on performance)
                                                  Other Accounts: 1 account, $13,233,494 total assets
------------------------------------------------- -------------------------------------------------------------------
Peter Cahill                                      Mutual Funds: 1 account, $33,417,360 total assets
                                                  Other Pooled Investment
                                                  Vehicles: 0 accounts, $0 total assets
                                                  Other Accounts: 3 accounts, $30,355,899 total assets
------------------------------------------------- -------------------------------------------------------------------
Joseph Cerniglia                                  Mutual Funds: 5 accounts, $461,070,089 total assets
                                                  Other Pooled Investment
                                                  Vehicles: 5 accounts, $2,846,752,535  total assets
                                                  Other Accounts:  1 account, $480,000 total assets
------------------------------------------------- -------------------------------------------------------------------

------------------------------------------------- -------------------------------------------------------------------
                                                  Number of  Accounts  Managed by Each  Portfolio  Manager and Total
Name of Portfolio Manager                         Assets by Category
------------------------------------------------- -------------------------------------------------------------------
Mary Champagne                                    Mutual Funds: 2 accounts, $49,502,074 total assets
                                                  Other Pooled Investment
                                                  Vehicles: 1 account, $23,064,278 total assets
                                                  Other Accounts: 18 accounts, $865,220,005 total assets
------------------------------------------------- -------------------------------------------------------------------
Gary Davis                                        Mutual Funds: 1 account, $96,434,484 total assets
                                                  Other Pooled Investment
                                                  Vehicles: 4 accounts, $1,200,000,000 total assets
                                                  Other Accounts: 0 accounts, $0 total assets
------------------------------------------------- -------------------------------------------------------------------
William Gerlach                                   Mutual Funds: 6 accounts,  $2,886,706,636 total assets (1 account,
                                                  $50,200,922  total  assets for which the  advisory fee is based on performance)
                                                  Other Pooled Investment
                                                  Vehicles: 0 accounts, $0 total assets
                                                  Other Accounts: 4 accounts, $252,834,373 total assets
------------------------------------------------- -------------------------------------------------------------------
Robert Glise                                      Mutual Funds: 2 accounts, $351,378,322 total assets
                                                  Other Pooled Investment
                                                  Vehicles: 0 accounts, $0 total assets
                                                  Other Accounts: 15 accounts, $448,880,414 total assets
------------------------------------------------- -------------------------------------------------------------------
Gary Haubold                                      Mutual  Funds:  10  accounts,   $4,925,108,635   total  assets  (2
                                                  accounts,  $52,239,433  total assets for which the advisory fee is based on performance)
                                                  Other Pooled Investment
                                                  Vehicles:  3 accounts, $81,763,580 total assets
                                                  Other Accounts: 9 accounts, $2,848,862,535 total assets
------------------------------------------------- -------------------------------------------------------------------
Gary Hunt                                         Mutual Funds: 3 accounts, $1,521,370,000 total assets
                                                  Other Pooled Investment
                                                  Vehicles: 0 account, $0 total assets
                                                  Other Accounts: 0 accounts, $0 total assets
------------------------------------------------- -------------------------------------------------------------------
Shane Johnston                                    Mutual Funds: 2 accounts, $490,291,653 total assets
                                                  Other Pooled Investment
                                                  Vehicles: 2 accounts, $610,946,491 total assets
                                                  Other Accounts: 5 accounts, $874,815,901 total assets
------------------------------------------------- -------------------------------------------------------------------
Karl Knas                                         Mutual Funds: 2 accounts, $87,044,498 total assets
                                                  Other Pooled Investment
                                                  Vehicles: 3 accounts, $48,198,969 total assets
                                                  Other Accounts: 42 accounts, $1,026,606,506 total assets
------------------------------------------------- -------------------------------------------------------------------
Jason Kotik(1)                                    Mutual  Funds:  2 accounts,  $66,872,528  total assets (1 account,
                                                  $60,265,552  total  assets for which the  advisory fee is based on performance)
                                                  Other Pooled Investment Vehicles: 0 accounts, $0 total assets
                                                  Other Accounts: 0 accounts, $0 total assets
------------------------------------------------- -------------------------------------------------------------------
William Miller                                    Mutual Funds:  14 accounts, $10,750,649,059 total assets
                                                  Other Pooled Investment
                                                  Vehicles:  0 accounts, $0 total assets
                                                  Other Accounts:  11 accounts, $2,581,752,411 total assets
------------------------------------------------- -------------------------------------------------------------------
Joseph O'Connor                                   Mutual Funds:  1 account, $36,794,623 total assets
                                                  Other Pooled Investment
                                                  Vehicles:  0 accounts, $0 total assets
                                                  Other Accounts: 29 accounts, $20,808,693 total assets
------------------------------------------------- -------------------------------------------------------------------
Jeffrey Petherick                                 Mutual Funds: 2 accounts, $49,502,074 total assets
                                                  Other Pooled Investment
                                                  Vehicles: 1 account, $23,064,278 total assets
                                                  Other Accounts: 18 accounts, $865,220,005 total assets
------------------------------------------------- -------------------------------------------------------------------

------------------------------------------------- -------------------------------------------------------------------
                                                  Number of  Accounts  Managed by Each  Portfolio  Manager and Total
Name of Portfolio Manager                         Assets by Category
------------------------------------------------- -------------------------------------------------------------------
Perpetua Phillips                                 Mutual Funds: 8 accounts, $490,291,653 total assets
                                                  Other Pooled Investment
                                                  Vehicles: 2 accounts, $4,198,738,328 total assets
                                                  Other Accounts: 3 accounts, $1,450,303,970 total assets
------------------------------------------------- -------------------------------------------------------------------
Charles Purcell                                   Mutual Funds:  5 accounts, $1,099,912,348 total assets
                                                  Other Pooled Investment
                                                  Vehicles:  0 accounts, $0 total assets
                                                  Other Accounts:  4 accounts, $252,599,861 total assets
------------------------------------------------- -------------------------------------------------------------------
Stuart Quint                                      Mutual  Funds:   2  accounts,   $85,111,751   total  assets  (both
                                                  accounts for which the advisory fee is based on performance)
                                                  Other Pooled Investment Vehicles: 0 accounts, $0 total assets
                                                  Other Accounts: 0 accounts, $0 total assets
------------------------------------------------- -------------------------------------------------------------------
Robert Tango(1)                                   Mutual Funds: 2 accounts,  $65,889,301  total assets (advisory fee is based on performance)
                                                  Other Pooled Investment Vehicles: 0 accounts, $0 total assets
                                                  Other Accounts: 0 accounts, $0 total assets
------------------------------------------------- -------------------------------------------------------------------
Carl Wilk                                         Mutual Funds: 3 accounts, $194,748,079 total assets
                                                  Other Pooled Investment Vehicles:  3 accounts,  $481,989,969 total assets
                                                  Other Accounts: 3 accounts, $766,325,791 total assets
------------------------------------------------- -------------------------------------------------------------------
BlackRock Investment Management, LLC
------------------------------------------------- -------------------------------------------------------------------
Scott Amero                                       Mutual Funds:  41 accounts, $31,400,000,000 total assets
                                                  Other Pooled  Investment  Vehicles:  31  accounts,  $7,800,000,000 total  assets (4 accounts,  $1,600,000,000  total assets for which the advisory fee is based on performance)
                                                  Other  Accounts:  281 accounts,  $94,100,000,000  total assets (24 accounts,  $7,800,000,000  total assets for which the advisory fee is based on performance)
------------------------------------------------- -------------------------------------------------------------------
Keith Anderson                                    Mutual Funds:  25 accounts, $18,400,000,000 total assets
                                                  Other  Pooled  Investment  Vehicles:  5  Accounts,  $2,200,000,000
                                                  total  assets (3 accounts,  $2,100,000,000  total assets for which the advisory fee is based on performance)
                                                  Other  Accounts:  252 accounts,  $92,300,000,000  total assets (19 accounts,  $6,900,000,000  total assets for which the advisory fee is based on performance)
------------------------------------------------- -------------------------------------------------------------------
Debra Jelilian                                    Mutual Funds: 16 accounts, $8,473,926,988 total assets
                                                  Other Pooled Investment
                                                  Vehicles: 16 accounts, $12,341,383,765 total assets
                                                  Other Accounts: 26 accounts, $41,270,850,974 total assets
------------------------------------------------- -------------------------------------------------------------------
Matthew Marra                                     Mutual Funds:  38 accounts, $22,200,000,000 total assets.
                                                  Other  Pooled  Investment  Vehicles:  7  accounts,  $1,400,000,000 total  assets (3 accounts,  $1,300,000,000  total assets for which the advisory fee is based on performance)
                                                  Other Accounts:  324 accounts,  $107,700,000,000  total assets (24 accounts,  $8,100,000,000  total assets for which the advisory fee is based on performance
------------------------------------------------- -------------------------------------------------------------------
Andrew J. Phillips                                Mutual Funds:  35 accounts, $21,900,000,000 total assets
                                                  Other Pooled  Investment  Vehicles:  10  accounts,  $3,800,000,000 total  assets (3 accounts,  $1,400,000,000  total assets for which the advisory fee is based on performance)
                                                  Other Accounts:  330 accounts,  $121,000,000,000  total assets (20 accounts,  $7,200,000,000  total assets for which the advisory fee is based on performance)
------------------------------------------------- -------------------------------------------------------------------

------------------------------------------------- -------------------------------------------------------------------
                                                  Number of  Accounts  Managed by Each  Portfolio  Manager and Total
Name of Portfolio Manager                         Assets by Category
------------------------------------------------- -------------------------------------------------------------------
Jeffrey Russo                                     Mutual  Funds:  11  accounts,   $7,638,108,394   total  assets  (3
                                                  accounts,  $170,052,193 total assets for which the advisory fee is based on performance)
                                                  Other Pooled Investment
                                                  Vehicles:  27 accounts,  $15,678,432,442 total assets (3 accounts,
                                                  $1,339,668,758  total  assets for which the  advisory fee is based on performance)
                                                  Other  Accounts:  36  accounts,  $48,702,276,460  total  assets (2 accounts,  $3,535,355,086  for which the  advisory fee is based on performance)
---------------------------------------------------------------------------------------------------------------------
Gartmore Global Partners
------------------------------------------------- -------------------------------------------------------------------
Charles Awdry                                     Mutual Funds: 1 account,  $42,342,056  total assets  (advisory fee is based on performance)
                                                  Other Pooled Investment
                                                  Vehicles: 0 accounts, $0  total assets
                                                  Other Accounts:  0 accounts, $0 total assets
------------------------------------------------- -------------------------------------------------------------------
Brian O'Neill                                     Mutual  Funds:  2 accounts,  $160,552,396  total  assets (both for which the advisory fee is based on performance)
                                                  Other Pooled Investment
                                                  Vehicles: 3 accounts, $504,586,004 total assets
                                                  Other Accounts: 2 accounts, $59,661,940 total assets
------------------------------------------------- -------------------------------------------------------------------
Christopher Palmer                                Mutual Funds: 4 accounts,  $948,314,456  total assets (3 accounts,
                                                  $761,179,600  total  assets for which the advisory fee is based on performance)
                                                  Other Pooled Investment
                                                  Vehicles: 4 accounts, $1,616,375,849 total assets
                                                  Other Accounts:  7 accounts, $687,185,402 total assets
------------------------------------------------- -------------------------------------------------------------------
Neil Rogan                                        Mutual  Funds:  2 accounts,  $101,871,927  total  assets (both for which the advisory fee is based on performance)
                                                  Other Pooled Investment
                                                  Vehicles: 2 accounts, $658,849,500 total assets
                                                  Other  Accounts:   3  accounts,   $443,477,999   total  assets  (2
                                                  accounts,  $297,297,497 total assets for which the advisory fee is based on performance)
------------------------------------------------- -------------------------------------------------------------------
Ben Walker                                        Mutual  Funds:  4  accounts,  $254,656,995  total  assets (all for which the advisory fee is based on performance)
                                                  Other Pooled Investment
                                                  Vehicles: 1 account, $69,919,465 total assets
                                                  Other  Accounts:   3  accounts,   $331,246,175   total  assets  (2
                                                  accounts,  $297,297,497 total assets for which the advisory fee is based on performance)
------------------------------------------------- -------------------------------------------------------------------

(1) Information is as of June 30, 2007.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE